CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 15,132,484	$ 15,125,745	$ 15,588,323
Interest and dividends on investment securities:
U. S. Government and agency obligations	1,527,875	1,280,828	1,849,419
Corporate debt and equity obligations	1,623,561	1,472,572	868,829
Mortgage-backed securities	2,054,129	2,581,701	3,064,709
Tax exempt securities	1,699,109	1,671,153	1,792,354
Other	348,104	611,124	598,158
Interest on federal funds sold and interest-earning deposits	18,221	22,224	21,140
Total interest and dividend income	22,403,483	22,765,347	23,782,932
Interest expense:
Savings deposits	337,892	303,862	358,232
Money market and interest-bearing checking	668,103	805,508	1,076,740
Time deposits	1,496,535	1,629,813	2,077,158
Short-term borrowings	100,764	130,401	30,108
Long-term borrowings	0	303,300	480,975
Total interest expense	2,603,294	3,172,884	4,023,213
Net interest income	19,800,189	19,592,463	19,759,719
Provision for loan losses	500,000	740,000	1,050,000
Net interest income after provision for loan losses	19,300,189	18,852,463	18,709,719
Other-than-temporary impairment loss
Total impairment loss	0	0	(382,172)
Loss recognized in other comprehensive income	0	0	14,748
Net impairment loss recognized in earnings	0	0	(367,424)
Impairment of other asset	0	(1,886,080)	0
Net gains on sales of securities	484,246	796,281	425,730
Changes in fair value of trading securities	1,935,407	619,751	198,632
Non-interest income	29,207,138	26,613,056	24,654,329
Non-interest expenses	42,378,917	37,134,153	35,746,767
Income (loss) before income taxes	8,548,063	7,861,318	7,874,219
Provision for income taxes	2,456,000	2,095,000	1,953,000
Net income	6,092,063	5,766,318	5,921,219
Less: net income attributable to noncontrolling interest	5,875	5,900	191,938
Net income attributable to Oneida Financial Corp.	$ 6,086,188	$ 5,760,418	$ 5,729,281
Earnings per share - basic (in dollars per share)	$ 0.88	$ 0.84	$ 0.82
Earnings per share - diluted (in dollars per share)	$ 0.87	$ 0.84	$ 0.82